Other Expenses	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Other Expenses
34	OTHER EXPENSES
Other expenses for the fiscal years ended March 31, 2020, 2019 and 2018 consisted of the following:

	For the fiscal year ended March 31,
	2020	2019	2018
	(In millions)
Cost of operating leases	¥26,380	¥120,412	¥144,708
Cost related to disposal of assets leased	—	101,218	310,460
Cost related to IT solution services and IT systems	85,872	96,727	92,975
Provision for interest repayment	38,694	47,293	49,879
Losses on disposal of property, plant and equipment, and other intangible assets	1,937	4,596	4,913
Impairment losses of property, plant and equipment	79,947	5,906	27,816
Impairment losses of intangible assets	28,689	66,665	35,666
Losses on sale of investments in subsidiaries and associates	—	2,677	28,250
Impairment losses of investments in associates and joint ventures (1)	174,782	50,679	19,851
Losses on step acquisition of subsidiaries	—	25,744	—
Others	52,505	53,740	78,247

Total other expenses	¥488,806	¥575,657	¥792,765

(1)
For the fiscal year ended March 31, 2020, the Group recognized an impairment loss of ¥133,122 million on investments in associates and joint ventures, due to the decline in the stock price of its equity-method associate, The Bank of East Asia, Limited.